Employees and Personnel Costs - Disclosures Regarding Total Remuneration of The Board and Senior Executives (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employees and Personnel Costs
Base Salary, Board Fee	kr 15,459	kr 12,886	kr 8,509
Pension costs	1,876	1,644	1,429
Variable Remuneration	3,117	2,947	1,366
Other Remuneration	472	4,701	6,001
Share-based Payments	3,820	249
Reimbursement received	24,744	22,427	17,305
Elmar Schnee
Employees and Personnel Costs
Base Salary, Board Fee	834	402
Share-based Payments	310	101
Reimbursement received	1,144	503
Thomas Eklund
Employees and Personnel Costs
Base Salary, Board Fee	72	280	413
Share-based Payments	43	37
Reimbursement received	115	317	413
Hilde Furberg
Employees and Personnel Costs
Base Salary, Board Fee	273	180	173
Share-based Payments	106	37
Reimbursement received	379	217	173
Lennart Hansson
Employees and Personnel Costs
Base Salary, Board Fee	281	102
Share-based Payments	106	37
Reimbursement received	387	139
Bengt Julander
Employees and Personnel Costs
Base Salary, Board Fee	58	102
Reimbursement received	58	102
Diane Parks
Employees and Personnel Costs
Base Salary, Board Fee	379	201
Share-based Payments	106	37
Reimbursement received	485	238
Molly Henderson
Employees and Personnel Costs
Base Salary, Board Fee	345
Share-based Payments	37
Reimbursement received	382
Olav Helleb (until May 2019)
Employees and Personnel Costs
Base Salary, Board Fee		58	160
Reimbursement received		58	160
CEO
Employees and Personnel Costs
Base Salary, Board Fee	3,401	2,634	2,462
Pension costs	678	510	456
Variable Remuneration	1,357	956	692
Share-based Payments	1,094
Reimbursement received	6,530	4,100	3,610
Other executive management
Employees and Personnel Costs
Base Salary, Board Fee	9,816	8,927	5,301
Pension costs	1,198	1,134	973
Variable Remuneration	1,760	1,991	674
Other Remuneration	472	4,701	6,001
Share-based Payments	2,018
Reimbursement received	15,264	16,753	kr 12,949
Other executive management | Subsidiaries
Employees and Personnel Costs
Base Salary, Board Fee	2,547	2,382
Pension costs	129
Variable Remuneration	636	591
Reimbursement received	kr 3,312	kr 2,973